UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2010

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 98.06%

COMMON STOCKS 98.06%

Aerospace & Defense 4.32%

BE Aerospace, Inc.*	536,876	$19,736
DigitalGlobe, Inc.*	490,102	16,002
HEICO Corp.	248,975	12,394
Hexcel Corp.*	815,732	14,496

Total		62,628

Auto Components 1.05%

Westport Innovations, Inc. (Canada)*(a)	836,793	15,163

Biotechnology 4.46%

Acorda Therapeutics, Inc.*	409,947	11,085
BioMarin Pharmaceutical, Inc.*	378,274	9,896
Cepheid, Inc.*	722,190	15,195
Human Genome Sciences, Inc.*	244,491	6,572
Incyte Corp. Ltd.*	929,608	15,487
Momenta Pharmaceuticals, Inc.*	384,901	6,432

Total		64,667

Capital Markets 1.87%

Affiliated Managers Group, Inc.*	146,279	12,523
Financial Engines, Inc.*	985,892	14,522

Total		27,045

Chemicals 1.97%

Rockwood Holdings, Inc.*	361,676	12,268
STR Holdings, Inc.*	654,310	16,260

Total		28,528

Commercial Banks 1.78%

Signature Bank*	225,593	9,529
SVB Financial Group*	189,546	8,215
Western Alliance Bancorp*	1,331,582	8,043

Total		25,787

Commercial Services & Supplies 2.69%

Corporate Executive Board Co. (The)	350,100	10,937
EnerNOC, Inc.*	528,462	15,891
Higher One Holdings, Inc.*	692,859	12,097

Total		38,925

Communications Equipment 4.19%

Acme Packet, Inc.*	505,325	19,986
Aruba Networks, Inc.*	1,123,745	24,621
Riverbed Technology, Inc.*	280,268	16,127

Total		60,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2010

Investments	Shares	Value (000)
Computers & Peripherals 2.69%

Fortinet, Inc.*	780,414	$23,412
Isilon Systems, Inc.*	545,075	15,518

Total		38,930

Consumer Finance 1.01%

Green Dot Corp. Class A*	287,812	14,621

Diversified Consumer Services 2.25%

Coinstar, Inc.*	228,342	13,148
K12, Inc.*	421,166	11,755
TAL Education Group ADR*	433,043	7,708

Total		32,611

Diversified Financial Services 1.09%

Portfolio Recovery Associates, Inc.*	235,167	15,768

Electrical Equipment 2.15%

American Superconductor Corp.*	475,498	16,000
Polypore International, Inc.*	240,266	7,994
Satcon Technology Corp.*	1,772,200	7,124

Total		31,118

Electronic Equipment, Instruments & Components 3.19%

FARO Technologies, Inc.*	283,306	6,839
Hollysys Automation Technologies Ltd. (China)*(a)	612,638	7,744
IPG Photonics Corp.*	845,870	19,032
Maxwell Technologies, Inc.*	779,976	12,651

Total		46,266

Energy Equipment & Services 1.28%

CARBO Ceramics, Inc.	222,302	18,622

Health Care Equipment & Supplies 6.62%

Align Technology, Inc.*	380,602	6,482
DexCom, Inc.*	1,088,973	14,973
Endologix, Inc.*	2,109,164	11,664
Insulet Corp.*	801,924	12,791
NxStage Medical, Inc.*	1,195,915	24,110
Thoratec Corp.*	364,449	11,896
Volcano Corp.*	572,763	13,987

Total		95,903

Health Care Technology 1.68%

athenahealth, Inc.*	276,790	11,063
SXC Health Solutions Corp.*	339,238	13,217

Total		24,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2010

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 2.41%

BJ’s Restaurants, Inc.*	339,862	$11,266
Chipotle Mexican Grill, Inc.*	73,373	15,424
Home Inns & Hotels Management, Inc. ADR*	89,972	4,603
WMS Industries, Inc.*	83,593	3,647

Total		34,940

Household Durables 1.07%

iRobot Corp.*	191,900	4,007
Tempur-Pedic International, Inc.*	334,799	11,551

Total		15,558

Information Technology Services 2.95%

hiSoft Technology International Ltd. ADR*	780,031	20,749
VeriFone Systems, Inc.*	652,110	22,061

Total		42,810

Insurance 0.41%

CNinsure, Inc. ADR	232,752	5,982

Internet & Catalog Retail 0.48%

Overstock.com, Inc.*	522,008	7,000

Internet Software & Services 10.00%

Ancestry.com, Inc.*	583,445	15,560
Constant Contact, Inc.*	429,885	9,887
GSI Commerce, Inc.*	273,641	6,682
IntraLinks Holdings, Inc.*	795,032	17,387
Liquidity Services, Inc.*	147,122	2,354
LogMeIn, Inc.*	462,206	18,363
MercadoLibre, Inc. (Argentina)*(a)	163,942	10,841
OpenTable, Inc.*	344,482	21,134
Rackspace Hosting, Inc.*	267,991	6,689
SINA Corp. (China)*(a)	369,338	20,794
Sohu.com, Inc. (China)*(a)	205,334	15,297

Total		144,988

Life Sciences Tools & Services 1.42%

Pacific Biosciences of California, Inc.*	604,800	10,161
PAREXEL International Corp.*	483,085	10,386

Total		20,547

Machinery 3.43%

Chart Industries, Inc.*	599,978	13,979
China Valves Technology, Inc. (China)*(a)	741,330	6,464
Middleby Corp. (The)*	241,312	18,016
RBC Bearings, Inc.*	335,521	11,180

Total		49,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2010

Investments	Shares	Value (000)
Media 1.79%

Focus Media Holding Ltd. ADR*	384,995	$9,529
IMAX Corp. (Canada)*(a)	760,415	16,463

Total		25,992

Metals & Mining 0.96%

Brush Engineered Materials, Inc.*	420,630	13,944

Oil, Gas & Consumable Fuels 2.47%

Clean Energy Fuels Corp.*	446,455	6,483
Kodiak Oil & Gas Corp.*	3,570,523	14,711
Oasis Petroleum, Inc.*	683,516	14,538

Total		35,732

Pharmaceuticals 1.68%

Auxilium Pharmaceuticals, Inc.*	48,805	1,208
Impax Laboratories, Inc.*	312,332	5,884
Salix Pharmaceuticals, Ltd.*	457,207	17,296

Total		24,388

Real Estate Management & Development 0.59%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	320,010	8,371
China Real Estate Information Corp. ADR*	24,414	242

Total		8,613

Semiconductors & Semiconductor Equipment 5.00%

Atheros Communications, Inc.*	379,519	11,780
Cavium Networks, Inc.*	411,005	13,099
NetLogic Microsystems, Inc.*	479,320	14,408
ReneSola Ltd. ADR*	1,304,683	15,617
Trina Solar Ltd. ADR*	657,509	17,595

Total		72,499

Software 8.91%

ChinaCache International Holdings Ltd. ADR*	304,000	7,342
Concur Technologies, Inc.*	314,468	16,233
Longtop Financial Technologies Ltd. ADR*	350,125	12,724
NetSuite, Inc.*	387,875	7,944
SS&C Technologies Holdings, Inc.*	647,507	11,202
SuccessFactors, Inc.*	678,718	18,407
Synchronoss Technologies, Inc.*	766,071	16,325
Taleo Corp. Class A*	244,069	7,002
TIBCO Software, Inc.*	387,093	7,440
VanceInfo Technologies, Inc. ADR*	674,645	24,537

Total		129,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2010

Investments	Shares	Value (000)
Specialty Retail 3.41%

Dick’s Sporting Goods, Inc.*	388,281	$11,190
Lumber Liquidators Holdings, Inc.*	145,824	3,511
Ulta Salon, Cosmetics & Fragrance, Inc.*	465,400	14,283
Vitamin Shoppe, Inc.*	362,327	10,076
Zumiez, Inc.*	394,582	10,346

Total		49,406

Textiles, Apparel & Luxury Goods 6.79%

Deckers Outdoor Corp.*	360,507	20,945
Fossil, Inc.*	294,476	17,371
lululemon athletica, Inc. (Canada)*(a)	451,214	19,998
Maidenform Brands, Inc.*	334,680	8,956
Steven Madden Ltd.*	274,943	11,630
Under Armour, Inc. Class A*	417,498	19,489

Total		98,389

Total Common Stocks (cost $1,031,772,429)		1,421,179

WARRANT 0.00%

Information Technology Services

Lantronix, Inc.*(b) (cost $0)	7,405	—	(c)

Total Long-Term Investments (cost $1,031,772,429)		1,421,179

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.37%

Repurchase Agreement

Repurchase Agreement dated 10/29/2010, 0.02% due 11/1/2010 with Fixed Income Clearing Corp. collateralized by $18,435,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2013; value: $20,278,500; proceeds: $19,878,391 (cost $19,878,358)	$19,878	19,878

Total Investments in Securities 99.43% (cost $1,051,650,787)		1,441,057

Other Assets in Excess of Liabilities 0.57%		8,328

Net Assets 100.00%		$1,449,385

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $28.08 and expiration date of 2/9/2011.
(c)	Valued at zero as of October 31, 2010.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,421,179	$—	$—	$1,421,179
Repurchase Agreement	—	19,878	—	19,878
Warrant	—	—(1)	—	—(1)

Total	$1,421,179	$19,878	$—	$1,441,057

* See Schedule of Investments for values in each industry. (1) Valued at zero as of October 31, 2010.

3. FEDERAL TAX INFORMATION

As of October 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,061,676,663

Gross unrealized gain	392,884,201
Gross unrealized loss	(13,504,122)

Net unrealized security gain	$379,380,079

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2010